WARRANTS - Bridge Warrants (Details) - $ / shares	May 05, 2023	Sep. 30, 2024	Jun. 24, 2024	Dec. 31, 2023
WARRANTS
Exercise price of warrants (in dollars per share)		$ 9.65	$ 11.50
Digital Health Acquisition Corp.
WARRANTS
Exercise period				5 years
Exercise price of warrants (in dollars per share)				$ 11.50
Extension Warrants
WARRANTS
Exercise period	5 years
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50
Extension Warrants | Extension purchase agreement | Digital Health Acquisition Corp.
WARRANTS
Number of warrants issued	26,086
Exercise period	5 years
Exercise price of warrants (in dollars per share)	$ 11.50
Minimum percentage of increase or decrease in in aggregate number of shares of Common Stock purchasable upon exercise of all Bridge Warrants for adjustment in the number of shares of Common Stock receivable upon exercise of the Bridge Warrant	0.10%